Loss on sale of vessels	12 Months Ended
Dec. 31, 2022
Loss on Sale of Vessels [Abstract]
Loss on sale of vessels
19.	Loss on sale of vessels:

During 2020 the Company sold the following vessels to unaffiliated third parties and collected the following gross proceeds:

Vessel	Date Sold	Selling Price (Gross)
M/T Stenaweco Energy	29-Oct-20	$25,150
M/T Stenaweco Evolution	03-Nov-20	$26,150
M/T Ecofleet	21-Jan-20	$21,000
M/T Eco Revolution	14-Jan-20	$23,000
M/T SW Excellence	14-Oct-20	$27,008
M/T Stenaweco Elegance	21-Feb-20	$33,500
M/T Eco Palm Desert	19-Mar-20	$34,800
M/T Eco California	09-Nov-20	$30,600
M/T Eco Bel Air	10-Dec-20	$50,830
M/T Eco Beverly Hills	01-Dec-20	$50,830
Total		$322,868

The net proceeds from the abovementioned sales amounted to $310,016, after deducting $10,852 of expenses and $2,000 of maintenance deposits (please see below). As a result of the abovementioned sales the Company recognized a loss from the disposal of vessels amounting to $12,355, which is separately presented in the Company’s consolidated statements of comprehensive (loss)/income. For each of the vessels M/T Eco Bel Air and M/T Eco Beverly Hills that were sold and leased back (see Note 6) the buyer withheld $1,000 as a maintenance deposit, accounted for as a deposit asset, to be released at the end of the lease term, in accordance with ASC 840-10-25-39B. The Company evaluated these maintenance deposits and has not assigned any probability of them not being returned.

On September 1, 2021 the Company sold M/T Nord Valliant, its last non-scrubber fitted tanker, to an unaffiliated third party for net proceeds of $25,887. During the six months ended June 30, 2021, in accordance with the provisions of relevant guidance, the Company recognized the vessel, the carrying amount of which as of June 30, 2021 amounted to $27,047, as held for sale and wrote it down to its fair value of $25,887, resulting in an impairment charge of $1,160, which is included in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2021. Since the value of the held for sale vessel (after it was written down to its fair value less costs to sell) was the same with the net proceeds from the sale, the Company didn’t recognize any losses from the sale of the M/T Nord Valiant.

On February 28 and March 15, 2022, the Company sold the M/T Eco Los Angeles and M/T Eco City of Angels respectively to unaffiliated third parties for net proceeds after debt repayment of $18,640. The net proceeds after senior debt repayment relating to the vessels were used to fund the Company’s newbuilding program and to repay the outstanding Central Mare Bridge Loan facility, which was subsequently terminated. As of December 31, 2021, the two vessels were classified as assets held for sale in accordance with the provisions of relevant guidance with each of the vessel’s having a carrying amount of $35,818. Since their fair value less costs to sell were higher than their carrying amount the Company did not incur any impairment charges in the year ended December 31, 2021 while in the year ended December 31, 2022 the company recognized $78 of gains resulting from the two vessel’s sale.